Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2016
Trading Symbol	BUFF
Entity Registrant Name	Blue Buffalo Pet Products, Inc.
Entity Central Index Key	0001609989
Entity Filer Category	Non-accelerated Filer